Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Liabilities subject to compromise, total		$ 0	$ 0
OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, notional amount	$ 375,000	$ 375,000
OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	2.50%	2.50%
OSG International, Inc (OIN) [Member] | Interest Rate Cap [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, notional amount	$ 400,000		$ 400,000
OSG International, Inc (OIN) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	2.50%	2.50%
Maximum [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	3.00%
Maximum [Member] | OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate		3.00%